Offerings - Offering: 1	Dec. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	47.955
Maximum Aggregate Offering Price	$ 23,977,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,671
Offering Note
(1)
Represents shares of common stock, par value $1.00 per share, of Stepan Company issuable pursuant to the Stepan Company 2022 Equity Incentive Compensation Plan (Amended and Restated Effective April 29, 2025) (the “A&R 2022 Plan”).

(2)
In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of common stock of the Registrant which may be issued pursuant to the A&R 2022 Plan to prevent dilution from stock splits, stock dividends or similar transactions.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Registrant on the New York Stock Exchange on April 25, 2025.